GOODWILL AND OTHER INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Text Block]
NOTE 4 – GOODWILL & OTHER INTANGIBLE ASSETS

Goodwill at June 30, 2011, was as follows:

	Gross Carrying Amount	Accumulated Amortization	Total

Goodwill at December 31, 2010	$6,669,963	$(1,195,816)	$5,474,147
Goodwill acquired during period	502,682	---	502,682
Goodwill at June 30, 2011	$7,172,645	$(1,195,816)	$5,976,829

Intangible assets at June 30, 2011, consisted of the following:

	Gross Carrying Amount	Accumulated Amortization	Total
Intangible Assets with Indefinite Lives:
Bingo licenses at December 31, 2010	$881,339	(51,974)	$829,365
Licenses acquired during the period	---	---	---
Bingo licenses at June 30, 2011	$881,339	(51,974)	$829,365

Intangible Assets with Finite Lives:
Covenants not to compete at December 31, 2010	$392,500	(281,875)	$110,625
Change in covenants not to compete	530,000	(56,805)	473,195
Covenants not to compete at June 30, 2011	$922,500	(338,680)	$583,820
Intangible Assets, Net of Accumulated Amortization			$1,413,185

Amortization expense charged to operations for the six months ended June 30, 2011 and 2010 was approximately $57,000 and $20,000 respectively. The increase in goodwill and covenants not to compete during 2011 resulted from two South Carolina bingo hall acquisitions and settlement described more fully in Note 11 – Commitments and Contingencies.

NOTE 7 – GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill at December 31, 2010 and 2009, is as follows:

	Gross Carrying Amount	Accumulated Amortization	Total
Goodwill at December 31, 2008	$6,251,350	$(1,195,816)	$5,055,534
Goodwill acquired during period	160,100	---	160,100
Goodwill at December 31, 2009	$6,411,450	$(1,195,816)	$5,215,634
Goodwill acquired during period	258,513	---	258,513
Goodwill at December 31, 2010	$6,669,963	$(1,195,816)	$5,474,147

Intangible assets at December 31, 2010 and 2009 consists of the following:

	Gross Carrying Amount	Accumulated Amortization	Total
Intangible Assets with Indefinite Lives:
Bingo licenses at December 31, 2008	$881,339	(51,974)	$829,365
Licenses acquired during the period	---	---	---
Bingo licenses at December 31, 2009	$881,339	(51,974)	$829,365
Licenses acquired during the period	---	---	---
Bingo licenses at December 31, 2010	$881,339	(51,974)	$829,365

Intangible Assets with Finite Lives:
Covenants not to compete at December 31, 2008	$282,500	(209,416)	73,084
Change in covenants not to compete	50,000	(34,292)	15,708
Covenants not to compete at December 31, 2009	$332,500	(243,708)	88,792
Change in covenants not to compete	60,000	(38,167)	21,833
Covenants not to compete at December 31, 2010	$392,500	(281,875)	110,625
Intangible Assets, Net of Accumulated Amortization			$939,990

Amortization expense charged to operations for the twelve months ended December 31, 2010 and 2009, was $38,167 and $34,292, respectively.

Future amortization of intangible assets with finite lives is as follows:

Year	Amount
2011	$40,000
2012	40,000
2013	27,500
2014	3,125
2015	---
Total	$110,625

The increases in goodwill and covenants not to compete are related to the Company’s acquisition activities.